Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0001414932
Registrant Name	Oaktree Specialty Lending Corporation
Registration File Number	333-269628
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES